The Gabelli ABC Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 37.7%
	Aerospace and Defense — 0.9%
150,000	Aerojet Rocketdyne Holdings Inc.	$7,044,000
2,800	Hexcel Corp.†	156,800

		7,200,800

	Automotive — 1.3%
244,000	Navistar International Corp.†	10,743,320

	Broadcasting — 0.4%
8,000	Cogeco Inc.	617,172
20,000	MSG Networks Inc., Cl. A†	300,800
84,000	Sinclair Broadcast Group Inc., Cl. A	2,457,840

		3,375,812

	Building and Construction — 10.1%
2,000	Hinokiya Group Co. Ltd.	45,374
5,000	Huttig Building Products Inc.†	18,300
22,000	Johnson Controls International plc	1,312,740
1,005,000	Lennar Corp., Cl. B	82,751,700

		84,128,114

	Business Services — 0.4%
3,000	Devoteam SA†	374,326
2,000	eWork Group AB	22,694
17,000	exactEarth Ltd.†	18,262
10,000	IHS Markit Ltd.	967,800
2,000	MDC Partners Inc., Cl. A†	6,240
165,000	Sogou Inc., ADR†	1,245,750
204,505	Steel Connect Inc.†	404,920
60,000	WPP AUNZ Ltd.	29,622

		3,069,614

	Cable and Satellite — 0.6%
1,000	Charter Communications Inc., Cl. A†	617,020
30,000	Euskaltel SA	390,509
600	Gilat Satellite Networks Ltd.	6,276
65,000	Liberty Global plc, Cl. A†	1,667,900
35,000	Liberty Global plc, Cl. C†	893,900
12,000	Liberty Latin America Ltd., Cl. A†	153,960
2,000	Shaw Communications Inc., Cl. B	52,009
400,000	Tele Columbus AG†	1,482,293

		5,263,867

	Computer Software and Services — 2.7%
80,000	Digi International Inc.†	1,519,200
8,500	Fiserv Inc.†	1,011,840
20,000	iGO Inc.†	77,900
92,364	NIC Inc.	3,133,911
26,000	NortonLifeLock Inc.	552,760
220,000	Perspecta Inc.	6,391,000
70,000	Pluralsight Inc., Cl. A†	1,563,800
33,000	RealPage Inc.†	2,877,600
15,000	Rocket Internet SE†	416,543

Shares		Market Value
4,500	Rockwell Automation Inc.	$1,194,480
400	Slack Technologies Inc., Cl. A†	16,252
4,000	Synacor Inc.†	8,760
36,000	Talend SA, ADR†	2,291,040
10,500	Xilinx Inc.†	1,300,950

		22,356,036

	Consumer Products — 0.4%
292,000	Asaleo Care Ltd.	310,504
15,000	Bang & Olufsen A/S†	71,462
6,000	Dorel Industries Inc., Cl. B†	60,587
15,000	Edgewell Personal Care Co.	594,000
10,000	Energizer Holdings Inc.	474,600
20,000	Hunter Douglas NV†	1,576,109

		3,087,262

	Diversified Industrial — 0.2%
1,000	Aegion Corp.†	28,750
2,500	Forterra Inc.†	58,125
24,000	Haldex AB†	127,098
50,000	Houston Wire & Cable Co.†	261,000
42,000	Myers Industries Inc.	829,920
35,000	Steel Partners Holdings LP†	481,250
20,000	Wartsila OYJ Abp	209,538

		1,995,681

	Electronics — 0.1%
1,100	Coherent Inc.†	278,179
4,000	FLIR Systems Inc.	225,880
15,000	SMTC Corp.†	90,150

		594,209

	Energy and Utilities — 2.7%
400	Akasol AG†	56,027
62,000	Alerion Cleanpower SpA	937,925
50,000	Alvopetro Energy Ltd.†	37,400
8,000	APA Corp.	143,200
50,000	Atlantic Power Corp.†	144,500
5,000	Avangrid Inc.	249,050
54,661	Enable Midstream Partners LP	354,203
20,000	Endesa SA	529,122
520	Equitrans Midstream Corp.	4,243
1,000	GasLog Ltd.	5,770
200,000	Gulf Coast Ultra Deep Royalty Trust	8,000
159,398	Hoegh LNG Holdings Ltd.†	434,223
35,200	National Fuel Gas Co.	1,759,648
245,000	PNM Resources Inc.	12,017,250
45,000	Primo Water Corp.	731,700
95,000	Severn Trent plc	3,020,099
10,000	Tilt Renewables Ltd.	52,869
37,000	UGI Corp.	1,517,370

		22,002,599

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment — 0.5%
91,000	Fox Corp., Cl. B	$3,178,630
24,000	Liberty Media Corp.- Liberty Braves, Cl. A†	684,240
1,300	Madison Square Garden Entertainment Corp.†	106,340
2,000	Madison Square Garden Sports Corp.†	358,920

		4,328,130

	Equipment and Supplies — 1.5%
69,000	MTS Systems Corp.†	4,015,800
200,000	SEACOR Holdings Inc.†	8,150,000
33,600	The L.S. Starrett Co., Cl. A†	216,720

		12,382,520

	Financial Services — 3.5%
7,000	Alimco Financial Corp.†	63,000
44,000	AllianceBernstein Holding LP	1,759,560
1,500	Brookfield Asset Management Inc., Cl. A	66,750
100,000	Cardtronics plc, Cl. A†	3,880,000
3,000	Cerved Group SpA†	33,176
1,500	CoreLogic Inc.	118,875
27,000	Equitable Holdings Inc.	880,740
4,000	FBL Financial Group Inc., Cl. A	223,680
1,000	Horizon BanCorp Inc.	18,580
4,000	Infront ASA†	18,286
60,000	KKR & Co. Inc.	2,931,000
1,000	Mastercard Inc., Cl. A	356,050
46,000	MoneyGram International Inc.†	302,220
500	ProSight Global Inc.†	6,300
11,500	Protective Insurance Corp., Cl. B	263,005
4,000	Standard AVB Financial Corp.	130,600
275,000	Sterling Bancorp.	6,330,500
200	The Hartford Financial Services Group Inc.	13,358
1,000	Topdanmark AS	45,749
16,000	Valley National Bancorp	219,840
150,000	Waddell & Reed Financial Inc., Cl. A	3,757,500
35,000	Willis Towers Watson plc.	8,010,800
60,000	Wright Investors’ Service Holdings Inc.†	12,000

		29,441,569

	Food and Beverage — 0.6%
78,868	Coca-Cola Amatil Ltd.	804,513
2,000	Pernod Ricard SA	375,381
20,000	Remy Cointreau SA	3,694,005

		4,873,899

	Health Care — 3.2%
13,200	Alexion Pharmaceuticals Inc.†	2,018,412
12,690	AstraZeneca plc, ADR	630,947
400	Bio-Rad Laboratories Inc., Cl. A†	228,468
10,700	Bridgebio Pharma Inc.†	659,120
27,000	Change Healthcare Inc.†	596,700
14,000	Clovis Oncology Inc.†	98,280

Shares		Market Value
110,000	Five Prime Therapeutics Inc.†	$4,143,700
24,000	GenMark Diagnostics Inc.†	573,600
41,005	HMS Holdings Corp.†	1,516,160
500	ICU Medical Inc.†	102,720
182,000	Idorsia Ltd.†	4,879,522
300	Illumina Inc.†	115,218
3,000	Intersect ENT Inc.†	62,640
5,000	Kiadis Pharma NV†	31,839
17,000	Magellan Health Inc.†	1,585,080
37,000	McKesson Europe AG	1,132,476
433,000	Myrexis Inc.†	22,083
200,000	Nuvectra Corp.†	3,000
13,700	Pandion Therapeutics Inc.†	822,685
26,000	Perrigo Co. plc	1,052,220
13,000	QIAGEN NV, Toronto†	632,970
10,000	Scapa Group plc†	29,571
30,000	Varian Medical Systems Inc.†	5,295,900
50,000	Viatris Inc.†	698,500

		26,931,811

	Hotels and Gaming — 0.2%
55,800	Cherry AB, Cl. B†(a)	555,863
16,000	Extended Stay America Inc.	316,000
10,000	Gamesys Group plc	266,346
4,000	Great Canadian Gaming Corp.†	137,726
70,681	William Hill plc†	265,039

		1,540,974

	Machinery — 0.9%
25,000	Astec Industries Inc.	1,885,500
25,000	CFT SpA†	76,519
12,000	CIRCOR International Inc.†	417,840
290,000	CNH Industrial NV†	4,535,600
10,000	CNH Industrial NV, Borsa Italiana†	154,738
20,000	Neles Oyj	254,007

		7,324,204

	Metals and Mining — 1.1%
85,000	Ampco-Pittsburgh Corp.†	573,750
1,000	Battle North Gold Corp.†	2,069
3,760	Endeavour Mining Corp.	75,786
81,000	Freeport-McMoRan Inc.†	2,667,330
19,000	Newmont Corp.	1,145,130
87,000	Pan American Silver Corp.	2,612,610
25,000	Sierra Metals Inc.†	78,750
10,000	Vulcan Materials Co.	1,687,500

		8,842,925

	Paper and Forest Products — 0.3%
70,000	Canfor Corp.†	1,449,908
13,000	West Fraser Timber Co. Ltd.	935,251

		2,385,159

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing — 0.1%
2,000	Meredith Corp.†	$59,560
30,000	The E.W. Scripps Co., Cl. A	578,100

		637,660

	Real Estate — 0.1%
500	American Tower Corp., REIT	119,530
4,000	Brookfield Property Partners LP.	71,160
5,000	Corem Property Group AB, Cl. B	10,677
16,000	Rayonier Inc., REIT	516,000
1,000	S IMMO AG.	25,154

		742,521

	Retail — 0.4%
116,000	Sportsman’s Warehouse Holdings Inc.†	1,999,840
101,770	The Bon-Ton Stores Inc.†	2,799
66,395	The Michaels Companies Inc.†	1,456,706

		3,459,345

	Semiconductors — 2.1%
95,000	AIXTRON SE†	2,158,501
400	Dialog Semiconductor plc†	30,124
82,000	Inphi Corp.†	14,629,620
2,800	Siltronic AG†	451,490
700	Siltronic AG	110,820

		17,380,555

	Specialty Chemicals — 0.6%
4,000	Hexion Holdings Corp., Cl. B†	60,000
2,200	Linde plc	616,308
27,000	Pla Matels Corp.†	187,762
18,000	SGL Carbon SE†	127,496
90,000	Tikkurila Oyj†	3,572,631
6,000	W R Grace & Co.	359,160

		4,923,357

	Telecommunications — 1.0%
10,000	Cincinnati Bell Inc.†	153,500
120,000	Koninklijke KPN NV	407,255
2,081	Liberty Latin America Ltd., Cl. C†	27,011
140,000	Lumen Technologies Inc.	1,869,000
60,000	Orange Belgium SA	1,611,290
61,000	Parrot SA†	449,238
100,000	Pharol SGPS SA†	13,721
92,000	Telenet Group Holding NV	3,730,781

		8,261,796

	Transportation — 1.4%
102,500	Cubic Corp.	7,643,425
13,537	DSV PANALPINA A/S	2,655,862
1,100	Kansas City Southern	290,312
2,000	XPO Logistics Europe SA†	703,620

		11,293,219

Shares		Market Value
	Wireless Communications — 0.3%
14,500	Boingo Wireless Inc.†	$204,015
57,000	Millicom International Cellular SA, SDR†	2,192,948
14,000	United States Cellular Corp.†	510,720

		2,907,683

	Wireless Telecommunications Services — 0.1%
400,000	NII Holdings Inc., Escrow†(a)	868,000

	TOTAL COMMON STOCKS	312,342,641

	CLOSED-END FUNDS — 0.4%
235,000	Altaba Inc., Escrow†	3,419,250

	RIGHTS — 0.3%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
39,000	Achillion Pharmaceuticals Inc., CVR†	19,500
10,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†	10,000
187,969	Ambit Biosciences Corp., CVR†(a)	317,668
100,000	Dova Pharmaceuticals Inc., CVR†	12,500
640,000	Innocoll, CVR†(a)	6
150,000	Ipsen SA/Clementia, CVR†(a)	0
95,400	Ocera Therapeutics, CVR†(a)	16,218
11,000	Prevail Therapeutics Inc., CVR†(a)	5,500
10,000	Stemline Therapeutics Inc., CVR†(a)	0
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720

		382,112

	Metals and Mining — 0.2%
2,200,000	Pan American Silver Corp., CVR†	1,914,000

	TOTAL RIGHTS	2,296,112

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	134,640

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 61.6%
$ 511,399,000	U.S. Treasury Bills, 0.014% to 0.110%††, 04/01/21 to 09/30/21(b)	511,377,415

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $754,496,049)	$829,570,058

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT — (11.1)%
	Building and Construction — (8.7)%
710,000	Lennar Corp., Cl. A	$71,873,300

	Financial Services — (1.1)%
37,800	Aon plc, Cl. A	8,698,158
1,419	S&P Global Inc.	500,723

		9,198,881

	Semiconductors — (1.3)%
13,786	Advanced Micro Devices Inc.	1,082,201
770	II-VI Inc.	52,645
190,485	Marvell Technology Group Ltd.	9,329,955

		10,464,801

	Transportation — 0.0%
400	Canadian Pacific Railway Ltd.	151,716

	TOTAL SECURITIES SOLD SHORT(c) (Proceeds received $54,918,752)	$91,688,698

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At March 31, 2021, $123,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At March 31, 2021, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of March 31, 2021, forward foreign exchange contracts outstanding were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD 24,376,474	EUR 20,600,000	State Street Bank and Trust Co.	04/29/21	$204,318
USD 2,867,493	CAD 3,600,000	State Street Bank and Trust Co.	04/29/21	2,671
USD 325,702	SEK 2,800,000	State Street Bank and Trust Co.	04/29/21	5,010
USD 2,880,440	GBP 2,100,000	State Street Bank and Trust Co.	04/29/21	(14,904)
USD 761,205	AUD 1,000,000	State Street Bank and Trust Co.	04/29/21	1,529

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS				$198,624

4